PROPERTY AND EQUIPMENT, NET (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
At cost:
Property and equipment, gross	¥ 7,179,515	¥ 4,239,158
Less: Accumulated depreciation	(965,758)	(613,658)
Property and equipment net excluding construction in process	6,213,757	3,625,500
Construction in progress	1,951,844	697,391
Property and equipment, net	8,165,601	4,322,891
Buildings
At cost:
Property and equipment, gross	2,693,843	1,652,641
Data center equipment
At cost:
Property and equipment, gross	2,202,247	1,349,069
Leasehold improvement
At cost:
Property and equipment, gross	2,243,691	1,202,979
Furniture and office equipment
At cost:
Property and equipment, gross	36,762	31,270
Vehicles
At cost:
Property and equipment, gross	¥ 2,972	¥ 3,199